UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 4400 Biscayne Blvd, 9th Floor
         Miami, FL 33137


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce R. Berkowitz
Title:   Managing Member
Phone:   305-358-3000

Signature, Place, and Date of Signing:

       /s/Bruce R. Berkowitz         Miami, FL			05-15-08
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total:  $7,806,756
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICREDIT CORP COM           COM              03060R101   130662 12975400.0000SH   SOLE            12349100.0000        626300.000
BERKSHIRE HATHAWAY INC DEL A   COM              084670108  1272636 9540.0000SH       SOLE                8498.0000         1042.0000
BERKSHIRE HATHAWAY INC DEL B   COM              084670207    87633 19592.0000SH      SOLE                  75.0000        19517.0000
BRISTOL MYERS SQUIBB           COM              110122108   184716 8672100.0000SH    SOLE             8615600.0000        56500.0000
CALUMET SPEC PROD PTNR UT LTD  COM              131476103     1017 43300.0000SH      SOLE                                 43300.0000
CANADIAN NAT RES LTD           COM              136385101  1038421 15212723.9060SH   SOLE            13049800.0000        2162923.90
CANADIAN NATUR CLL OPT 50.0000 OPTIONS - CALL   136385101    13185 283800.00CALL     SOLE              283800.0000
COCA COLA CO                   COM              191216100      892 14650.3010SH      SOLE                  15.0000        14635.3010
DAILY JOURNAL CORP COM         COM              233912104     2709 66002.0000SH      SOLE               47152.0000        18850.0000
DISH NETWORK CORP CL A         COM              25470M109   692273 24095822.0000SH   SOLE            20617824.0000        3477998.00
DUKE ENERGY CORP COM           COM              26441C105      775 43400.0000SH      SOLE                                 43400.0000
ECHOSTAR CORP CL A             COM              278768106   171024 5789560.0000SH    SOLE             5107804.0000        681756.000
GLAXOSMITHKLINE PLC SPONSORED  ADR              37733W105   101183 2384700.0000SH    SOLE             2384700.0000
GYRODYNE CO AMER INC COM       COM              403820103      433 11026.0000SH      SOLE                 770.0000        10256.0000
HEALTH NET INC                 COM              42222G108    73452 2384800.0000SH    SOLE             2384800.0000
HOMEFED CORP                   COM              43739D307    15027 306049.0000SH     SOLE              231589.0000        74460.0000
HSBC HLDGS PLC SPON ADR NEW    ADR              404280406     1516 18419.0000SH      SOLE                 133.0000        18286.0000
IDT CORP                       COM              448947101     8832 2644300.0000SH    SOLE             2560500.0000        83800.0000
IDT CORP CL B                  COM              448947309    25432 6571500.0000SH    SOLE             6304500.0000        267000.000
LEUCADIA NATL CORP COM         COM              527288104   470017 10394003.0000SH   SOLE             8091880.0000        2302123.00
MARKEL CORP                    COM              570535104      330 750.0000 SH       SOLE                                   750.0000
MERCURY GENL CORP NEW          COM              589400100     3197 72150.0000SH      SOLE                 150.0000        72000.0000
MERITOR SVGS BK PA COM         COM              590007100      172 43645.0000SH      SOLE                5000.0000        38645.0000
MOHAWK INDS INC COM            COM              608190104   441792 6169421.0000SH    SOLE             5350653.0000        818768.000
MUELLER WTR PRODS INC COM SER  COM              624758108     3220 393600.0000SH     SOLE              371900.0000        21700.0000
MUELLER WTR PRODS INC COM SER  COM              624758207   102247 12975500.0000SH   SOLE            11486900.0000        1488600.00
MYLAN INC COM                  COM              628530107   169616 14622100.0000SH   SOLE            14563100.0000        59000.0000
PENN WEST ENERGY TR UNIT       COM              707885109     4682 167347.5160SH     SOLE                                 167347.516
SEARS HLDGS CORPCOM            COM              812350106   918768 8999590.0000SH    SOLE             7983171.0000        1016419.00
SEARS HOLDING  CLL OPT 80.0000 OPTIONS - CALL   812350106    39981 354000.00CALL     SOLE              354000.0000
SPECTRA ENERGY CORP COM        COM              847560109      494 21700.0000SH      SOLE                                 21700.0000
ST JOE CO COM                  COM              790148100   552801 12876800.0000SH   SOLE            10644500.0000        2232300.00
TAL INTERNATIONAL GROUP INC    COM              874083108    65077 2760997.0000SH    SOLE             2760997.0000
UNITED RENTALS INC COM         COM              911363109    84682 4494800.0000SH    SOLE             4494800.0000
USG CORP NEW COM               COM              903293405   316436 8594136.0000SH    SOLE             7582100.0000        1012036.00
WELLCARE HEALTH PLANS COM      COM              94946t106   297687 7642800.0000SH    SOLE             6623300.0000        1019500.00
WELLPOINT INC                  COM              94973v107   486127 11015800.0000SH   SOLE             9462000.0000        1553800.00
WELL POINT     CLL OPT 40.0000 OPTIONS - CALL   94973v107     7254 150000.00CALL     SOLE              150000.0000
WESCO FINL CORP COM            COM              950817106      396 980.0000 SH       SOLE                                   980.0000
WHITE MTNS INS GROUP LTD       COM              G9618E107    10235 21322.0000SH      SOLE               21322.0000
WINTHROP REALTY TRUST INC      COM              976391102     9727 2360880.0000SH    SOLE             2360880.0000